Other Long-Term Assets - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) bbl	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of joint ventures [line items]
Borrowings	$ 16,617,000,000	$ 18,819,000,000
(Repayment) issuance of bank credit facilities and commercial paper, net	$ 1,395,000,000	(5,466,000,000)	$ 0
Commercial Paper
Disclosure of joint ventures [line items]
Borrowings				$ 0	$ 467
Maximum credit facility				$ 2,500
North West Redwater Partnership
Disclosure of joint ventures [line items]
Toll payer percent for others	75.00%
North West Redwater Partnership
Disclosure of joint ventures [line items]
Company's voting percent interest in joint venture	50.00%
Processing agreement, barrels of bitumen feedstock per date for the Company | bbl	12,500
Percent of pro rata share of debt company has committed paying to joint venture, toll payer percent	25.00%
Processing agreement, barrels of bitumen feedstock per date for others | bbl	37,500
Term of commitment to joint venture	40 years
Investments in joint ventures	$ 0
Cumulative unrecognised share of losses of joint ventures	496,000,000	509,000,000
Recovery of unrecognised share of losses of joint ventures	$ 13,000,000	46,000,000
Unrecognised share of losses of joint ventures			$ 4,000,000
North West Redwater Partnership | North West Redwater Partnership
Disclosure of joint ventures [line items]
Barrels of bitumen feedstock processed per day output capacity (approximately) | bbl	80,000
Barrels of bitumen feedstock processed per day | bbl	50,000
Borrowings	$ 8,750,000,000	8,750,000,000
North West Redwater Partnership | North West Redwater Partnership | Commercial Paper
Disclosure of joint ventures [line items]
Borrowings	1,583,000,000	1,459,000,000
North West Redwater Partnership | North West Redwater Partnership | Syndicated Credit Facility
Disclosure of joint ventures [line items]
Maximum credit facility	1,900,000,000	1,900,000,000
Reduction in maximum borrowing capacity		275,000,000
North West Redwater Partnership | North West Redwater Partnership | Syndicated Credit Facility, Non-Revolving
Disclosure of joint ventures [line items]
Maximum credit facility		250,000,000
(Repayment) issuance of bank credit facilities and commercial paper, net	250,000,000
Repayments of line of credit facility		657,000,000
North West Redwater Partnership | North West Redwater Partnership | Series A Bonds
Disclosure of joint ventures [line items]
Repayments of credit facility		$ 500,000,000
Borrowings, interest rate		3.20%			3.20%
North West Redwater Partnership | North West Redwater Partnership | Series P Bonds Due June 2034
Disclosure of joint ventures [line items]
Maximum credit facility		$ 700,000,000
Borrowings, interest rate		4.85%			4.85%
North West Redwater Partnership | North West Redwater Partnership | Series Q Bonds Due June 2054
Disclosure of joint ventures [line items]
Maximum credit facility		$ 600,000,000
Borrowings, interest rate		5.08%			5.08%
North West Redwater Partnership | North West Redwater Partnership | Short term demand operating facility
Disclosure of joint ventures [line items]
Borrowings	50,000,000	$ 103,000,000
Maximum credit facility	$ 300,000,000	$ 300,000,000